Other financial income / expenses (Tables)	12 Months Ended
Dec. 31, 2021
Income and expenses
Schedule of other financial income and expense

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Other financial income:
Interest on bank deposit	€2,865	€10,030	€14,305
Effect of discounting long term R&D incentives receivables	93	93	93
Currency exchange gain	60,727	4,697	775
Fair value gain on financial assets held at fair value through profit or loss	—	2,397	5,355
Fair value gain on current financial investments	6,763	—	611
Gain upon sale of financial assets held at fair value through profit or loss	—	—	2
Other finance income	100	1,450	248
Total other financial income	70,548	18,667	21,389

Other financial expenses:
Interest expenses	(11,656)	(9,389)	(1,268)
Effect of discounting long term deferred income	(9,289)	(16,278)	(6,900)
Currency exchange loss	(4,235)	(110,416)	(47,720)
Fair value loss on financial assets held at fair value through profit or loss	(4,919)	—	—
Loss upon sale of financial assets held at fair value through profit or loss	—	(88)	—
Fair value loss on current financial investments	—	(15,901)	(3,700)
Other finance charges	(812)	(773)	(380)
Total other financial expense	(30,911)	(152,844)	(59,968)

Total net other financial expense (-)/ income	€39,637	€(134,177)	€(38,579)